Note 20 - Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Estimated	Level
201 8	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$60,155	$60,155	$60,155	$-	$-
Investment Securities Available for Sale	353,066	353,066	-	348,788	4,278
Federal Home Loan Bank Stock	2,978	2,978	2,978	-	-
Loans, Net	774,249	769,809	-	766,457	3,352
Bank-Owned Life Insurance	17,598	17,598	17,598	-	-

Liabilities
Deposits	1,085,125	1,086,503	744,094	342,409	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	44,000	44,032	-	44,032	-

2017

Assets
Cash and Short-Term Investments	$57,813	$57,813	$57,813	$-	$-
Investment Securities Available for Sale	354,247	354,247	-	346,950	7,297
Federal Home Loan Bank Stock	3,043	3,043	3,043	-	-
Loans, Net	757,281	757,163	-	752,287	4,876
Bank-Owned Life Insurance	17,089	17,089	17,089	-	-

Liabilities
Deposits	1,067,985	1,068,392	727,818	340,574	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	47,500	47,626	-	47,626	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurements at Reporting Date Using
201 8	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$346,205,172	$-	$342,142,079	$4,063,093
State, County and Municipal	3,989,109	-	3,774,634	214,475
Corporate	2,871,885	-	2,871,885	-

	$353,066,166	$-	$348,788,598	$4,277,568
Nonrecurring
Impaired Loans	$3,351,735	$-	$-	$3,351,735

Other Real Estate	$1,182,783	$-	$-	$1,182,783

2017

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$346,723,419	$-	$341,701,288	$5,022,131
State, County and Municipal	4,492,826	-	4,277,460	215,366
Corporate	2,060,000	-	-	2,060,000
Asset-Backed	970,659	-	970,659	-

	$354,246,904	$-	$346,949,407	$7,297,497
Nonrecurring
Impaired Loans	$4,875,918	$-	$-	$4,875,918

Other Real Estate	$2,014,904	$-	$-	$2,014,904

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 201 8	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
Commercial Construction	$360,000	Sales Comparison	Adjustment for Differences	(6.60)%	-	1,975.00%
			Between the Comparable Sales		984.20%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

Residential Real Estate	213,482	Sales Comparison	Adjustment for Differences	(10.86)%	-	6.70%
			Between the Comparable Sales		(2.08)%

			Management Adjustments for Age	0.00%	-	25.00%
			of Appraisals and/or Current		12.50%
			Market Conditions

Commercial Real Estate	2,415,174	Sales Comparison	Adjustment for Differences	(60.00)%	-	80.00%
			Between the Comparable Sales		10.00%

			Management Adjustments for Age	0.00%	-	35.00%
			of Appraisals and/or Current		17.50%
			Market Conditions

		Income Approach	Capitalization Rate		10.13%

Farmland	327,581	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(71.00)%	-	(3.50)%
					(37.25)%
			Management Adjustments for Age	10.00%	-	80.00%
			of Appraisals and/or Current		45.00%
			Market Conditions

Commercial	35,498	Sales Contract	Adjustment for Estimated Costs to	0.00%	-	0.00%
			Sell		(0.00)%

			Management Adjustments for Age	0.00%	-	15.00%
			of Appraisals and/or Current		15.00%
			Market Conditions

Other Real Estate Owned	1,182,783	Sales Comparison	Adjustment for Differences	(30.00)%	-	25.02%
			Between the Comparable Sales		(2.49)%

			Management Adjustments for Age	9.82%	-	99.39%
			of Appraisals and/or Current		35.26%
			Market Conditions

		Income Approach	Capitalization Rate		10.00%
	December 31, 201 7	Valuation Techniques	Unobservable Inputs	Range Weighted Avg

Real Estate
Commercial Construction	$427,433	Sales Comparison	Adjustment for Differences	(16.00)%	-	1,975.00%
			Between the Comparable Sales		979.50%

			Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

Residential Real Estate	81,736	Sales Comparison	Adjustment for Differences	(43.30)%	-	83.30%
			Between the Comparable Sales		20.00%

			Management Adjustments for Age	0.00%	-	25.00%
			of Appraisals and/or Current		12.50%
			Market Conditions

Commercial Real Estate	4,016,742	Income Approach	Management Adjustments for Age	0.00%	-	10.00%
			of Appraisals and/or Current		5.00%
			Market Conditions

			Capitalization Rate		10.75%

Farmland	350,007	Sales Comparison	Adjustment for Differences	(71.00)%	-	88.70%
			Between the Comparable Sales		8.85%

			Management Adjustments for Age	10.00%	-	75.00%
			of Appraisals and/or Current		42.50%
			Market Conditions

Other Real Estate Owned	2,014,904	Sales Comparison	Adjustment for Differences	(22.74)%	-	15.00%
			Between the Comparable Sales		(3.87)%

			Management Adjustments for Age	5.44%	-	87.24%
			of Appraisals and/or Current		24.44%
			Market Conditions

		Income Approach	Capitalization Rate		10.00%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Available for Sale Securities
	201 8	2017	2016

Balance, Beginning	$7,297,497	$576,384	$930,311

Transfers out of Level 3	(2,009,080)	-	-
Securities Purchased During the Year	-	7,069,649	-
Securities Matured During the Year	-	(360,000)	(330,000)
Paydowns on Securities	(885,082)	-	-
Unrealized Gains(Losses) Included in Other
Comprehensive Income	(125,767)	11,464	(23,927)

Balance, Ending	$4,277,568	$7,297,497	$576,384

Fair Value, Inputs, Level 3 [Member]
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
December 31, 201 8	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$214,475	Discounted Cash Flow	Discount Rate or Yield	N/A*

U. S. Government Agencies Mortgage - Backed	4,063,093	Fundamental Analysis	Discount Rate or Yield	N/A*

December 31, 2017

State, County and Municipal	$215,366	Discounted Cash Flow	Discount Rate or Yield	N/A*

U. S. Government Agencies Mortgage - Backed	5,022,131	Fundamental Analysis	Discount Rate or Yield	N/A*

Corporate	2,060,000	Option Pricing	Discount Rate or Yield	N/A*